SHARE-BASED COMPENSATION ARRANGEMENTS	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED COMPENSATION ARRANGEMENTS
NOTE 17:	SHARE-BASED COMPENSATION ARRANGEMENTS

a.	Share-based compensation plan:

The terms and conditions related to the grants of the share options programs are as follows:

•	All the share options that were granted are non-marketable.
•	All options are to be settled by physical delivery of ordinary shares or ADSs.
•	Vesting conditions are based on a service period of between 0.5-4 years.

b.	Stock Options:

The number of share options is as follows:

	Number of options		Weighted average exercise price
	2023	2022	2023	2022
	(Thousands)		(USD)

Outstanding of 1 January	4,772	6,026	7.31	6.54
Forfeited during the year	(721)	(828)	6.33	7.61
Exercised during the year	(346)	(1,046)	0.67	1.96
Granted during the year	-	620	-	7.22

Outstanding of December 31	3,705	4,772	7.91	7.31
Exercisable of December 31	2,086	1,814

The total expense recognized in the year ended December 31, 2023, with respect to the options granted to employees, amounted to approximately USD 2,429 thousand (2022: USD 5,867 thousand).

c.	Restricted Share Units:

During 2023 and 2022, the Group granted 352,800 and 777,448 Restricted Share Units (RSUs) to its executive officers and employees, respectively.

The number of restricted share units is as follows:

	Number of RSU’s		Weighted-Average Grant Date Fair Value
	2023	2022	2023	2022
	(Thousands)

Outstanding at 1 January	5,288	8,146	8.277	8.606
Forfeited during the year	(254)	(261)	6.275	9.948
Exercised during the year	(3,295)	(3,374)	8.208	8.091
Granted during the year	353	777	2.160	4.596

Outstanding at December 31	2,092	5,288	7.601	8.277

The total expense recognized in the year ended December 31, 2023, with respect to the RSUs granted to employees, amounted to approximately USD 13,356 thousand (2022: USD 31,923 thousand).

d.	Performance Stock Units:

During 2023 and 2022, the Group granted 143,700 and 168,048 Performance Stock Units (PSUs) to its executive officers, respectively.

The number of performance stock units is as follows:

	Number of PSU’s		Weighted-Average Grant Date Fair Value
	2023	2022	2023	2022
	(Thousands)

Outstanding at January 1	1,992	4,486	8.937	6.796
Forfeited during the year	(254)	(80)	6.328	9.952
Exercised during the year	(930)	(2,582)	9.320	4.891
Granted during the year	144	168	2.160	4.453

Outstanding at December 31	952	1,992	8.238	8.937

The vesting of the PSUs is subject to continuous employment and compliance with the performance criteria determined by the Company’s Remuneration Committee and the Company’s Board of Directors.

The total expense recognized in the year ended December 31, 2023, with respect to the PSUs granted to employees, amounted to approximately USD 3,384 thousand (2022: USD 12,715 thousand).

e.	Expense recognized in the statement of operation and other comprehensive income is as follows:

	Year ended December 31
	2023	2022	2021
	USD thousands

Selling and marketing	3,740	10,594	7,094
Research and development	3,308	8,034	3,474
General and administrative	12,121	31,877	32,250

	19,169	50,505	42,818